Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
U.S. federal corporate tax rate	21.00%	34.00%	34.00%
Remeasurement of deferred tax balance		$ 27,900,000
Valuation allowance	$ 66,929,000	59,726,000
Period of change in ownership	3 years
Percentage of change in ownership	50.00%
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0	$ 0
Change in unrecognized tax benefits	0
Federal [Member]
Income Tax [Line Items]
Net operating loss carryforwards	139,500,000
Net operating loss carryforwards not subject to expiration	27,000,000
Net operating loss carryforwards subject to expiration	$ 112,500,000
Net operating loss carryforwards expiration year	2025
Research and development credit carryforward	$ 4,400,000
Research and development credit carryforward expiration year	2026
Federal [Member] | Orphan Drug Credits [Member]
Income Tax [Line Items]
Research and development credit carryforward	$ 12,500,000
Research and development credit carryforward expiration year	2035
State [Member]
Income Tax [Line Items]
Net operating loss carryforwards subject to expiration	$ 148,200,000
Net operating loss carryforwards expiration year	2021
Research and development credit carryforward	$ 3,800,000
Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards not subject to expiration	$ 7,500,000
Maximum [Member]
Income Tax [Line Items]
U.S. federal corporate tax rate		35.00%